Note 24 - Provisions	12 Months Ended
Jun. 30, 2022
Statement Line Items [Line Items]
Disclosure of provisions [text block]
24.	Provisions

	As at June 30
(US dollars in thousands)	2022	2021	2020
Current provisions
Employee entitlements	635	1,802	1,561
Litigation	-	485	1104
Warranty	116	209	232
Remediation	353	306	-
Total current provisions	1,104	2,802	2,897

Non-current provisions
Employee entitlements	57	165	169
Total non-current provisions	57	165	169

Total provisions	1,161	2,967	3,066

Employee entitlements include long term leave and vacation provisions. $1.13 million current provisions and $0.07 million long term provisions relating to discontinued ex-solar JA Martin operations were reclassified to liabilities held for sale in current liabilities, as at June 30, 2022.

Of the $0.5 million provision for disputed legal success fees recorded at June 30, 2021 in relation to litigation of the Company’s former Chief Executive Officer, Mr. Comberg, for alleged breach of contract, $0.4 million was utilized in the year, whilst $0.1 million remained unused and was reversed in the year.

Warranty provisions in Australia relate to the servicing of generators and is based on a percentage of revenue generated.

The remediation provision comprises additional work required on electric vehicles, comprising a combination of remediation, testing or conversion of drivetrains to 72kwH.

(US dollars in thousands)	Employee Entitlements	Remediation	Onerous Contracts	Litigation	Warranty	Total
At June 30, 2020	1,730	-	-	1,104	232	3,066
Foreign exchange	170	-	-	-	14	184
Charged/(credited) to profit or loss:
Additional provisions	1,306	306	-	2,042	122	3,776
Reverse unused provisions	(67)	-	-	-	(112)	(179)
Provisions utilized	(1,172)	-	-	(2,661)	(47)	(3,880)
At June 30, 2021	1,967	306	-	485	210	2,967
Foreign exchange	(165)	(37)	-	-	(18)	(221)
Charged/(credited) to profit or loss:
Additional provisions	1,312	84	-		103	1,500
Reverse unused provisions	(35)	-	-	(100)	(142)	(277)
Disposals and transfers to AHFS	(1,200)	-	-	-	-	(1,200)
Unwinding of discount	6	-	-	-	-	6
Provisions utilized	(1,192)	-	-	(385)	(37)	(1,614)
At June 30, 2022	692	353	-	-	116	1,161